Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Mar. 31, 2012 M	Dec. 31, 2011 M
Stock-based Compensation (Textual) [Abstract]
Percentage of performance stock units vested	59.50%	128.20%
Stock options, vesting period in years		3 years	3 years
Stock options, term in years		10 years	10 years
Future compensation expense related to non-vested stock-based compensation arrangements		$ 13.5	$ 7.3
Future compensation expense, Weighted average period over which it is expected to be recognized in months		28	23
Minimum [Member]
Stock-based Compensation (Textual) [Abstract]
Percentage of target award the participants earn		0.00%	0.00%
Maximum [Member]
Stock-based Compensation (Textual) [Abstract]
Percentage of target award the participants earn		150.00%	150.00%